[Letterhead of Morgan, Lewis & Bockius LLP]




June 17, 2004



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re: Constellation Funds (File Nos. 33-70958 and 811-8104)
    Filing Pursuant to Rule 497(e)
    ------------------------------

Ladies and Gentlemen:

On behalf of our client, Constellation Funds (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, a supplement dated June 17, 2004 to the Statement of Additional Information dated May 10, 2004.

Please contact me at (212) 309.6070 with your questions or comments.

Sincerely,

/s/ John K. Fleck

John K. Fleck
Investment Management Analyst

                               CONSTELLATION FUNDS


                         Supplement dated June 17, 2004
          to the Statement of Additional Information dated May 10, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The Statement of Additional Information ("SAI") of Constellation Funds (the "Trust") is being supplemented to restate the information regarding Trustee compensation. Accordingly, the table on page S-41 of the SAI is hereby replaced in its entirety with the following:

----------------------------- ----------------------- --------------------- ---------------------- ----------------------------
                                    AGGREGATE                                                        TOTAL COMPENSATION FROM
                                COMPENSATION FROM          PENSION OR                                  REGISTRANT AND FUND
                                REGISTRANT FOR THE    RETIREMENT BENEFITS     ESTIMATED ANNUAL      COMPLEX PAID TO TRUSTEES
      NAME OF PERSON,           FISCAL YEAR ENDED      ACCRUED AS PART OF       BENEFITS UPON       FOR THE FISCAL YEAR ENDED
          POSITION              SEPTEMBER 30, 2003       FUND EXPENSES           RETIREMENT            SEPTEMBER 30, 2003
----------------------------- ----------------------- --------------------- ---------------------- ----------------------------
Stephen J. Kneeley                       $0                   N/A                    N/A           $0 for service on one Board
----------------------------- ----------------------- --------------------- ---------------------- ----------------------------
                                                                                                    $8,975 for service on one
Ronald Filante(1)                    $8,975                   N/A                    N/A                      Board
----------------------------- ----------------------- --------------------- ---------------------- ----------------------------
                                                                                                   $37,975 for service on two
Alfred Salvato(1)                    $8,975                   N/A                    N/A                     Boards
----------------------------- ----------------------- --------------------- ---------------------- ----------------------------

(1)Member of the Audit Committee.

The Board of Trustees recently approved a new Trustee compensation package. Accordingly, the last paragraph on page S-40 of the SAI is hereby deleted and replaced with the following:

         The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of CIMCO. The independent Trustees receive an annual retainer of $22,000 payable quarterly. In addition, independent Trustees receive $2,500 for each regular or special in person board meeting and for any special board meeting held by telephone where a vote is taken. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. Compensation of officers and interested Trustees of the Trust is paid by CIMCO or the Administrator. The Trust does not offer any retirement benefits for Trustees. During the fiscal year ended September 30, 2003, there were four regular meetings and two special meetings of the Board of Trustees.

In addition, the last two paragraphs on page S-41 of the SAI are hereby deleted and replaced with the following:

         The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to the Trust's accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent auditors. The specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan and the results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Trust's procedures for internal auditing, and reviewing the Trust's system of internal accounting controls.

         The Audit Committee is comprised of each of the independent Trustees. The independent Trustees receive a fee of $1,500 per audit committee attended, and the chairperson of the Audit Committee receives a fee of $1,000. During that period, there was one meeting of the Audit committee. All of the members of the Audit Committee were present for that meeting.

         The Board has a standing Fair Value Pricing Committee that is composed of at least one independent Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Trustee that serves on the Fair Value Pricing Committee receives a fee of $250 per meeting.

                                      *****

The SAI is also being supplemented to add biographical information for Rami Livelsberger and Saeed Franklin, officers of the Trust. The biography for Ms. Livelsberger on page S-39 of the SAI is hereby deleted and replaced with the following:

         RAMI LIVELSBERGER (DOB 11/14/74) - Vice President and Assistant Secretary since 2004 - Employed by CIMCO as Vice President, Fund Governance since 2004. Previously, Compliance Officer, Legal Assistant for Turner Investment Partners, Inc. (investment management company) (2001-2004). Legal Assistant, Morgan, Lewis & Bockius LLP (law firm) (1999-2001).

The following biography is hereby added to page S-39:

         SAEED FRANKLIN (DOB 8/1/75) - Vice President since 2004 - Employed by CIMCO as Vice President, Fund Administration since 2004. Previously, Broker Dealer Account Coordinator, Turner Investment Partners, Inc. (investment management company) (2003-2004). Performance Analyst, ING Variable Annuities (insurance company) (2001-2003). Senior Fund Accountant, Bank of New York (investment bank) (1999-2001). Fund Accountant, PFPC Inc. (investment management company) (1997-1999).

                                      *****

Finally, the SAI is also being supplemented to update the contact information in the proxy voting policies for the Trust's adviser, Constellation Investment Management Company, L.P., and one of its sub-advisers, Turner Investment Partners, Inc. Accordingly, the section entitled "Obtaining Proxy Voting Information" on page B-6 of the SAI is hereby replaced with the following:


         Obtaining Proxy Voting Information:

         To obtain information on how CIMCO voted proxies, please contact:

                  Constellation Investment Management Company, L.P. 1205 Westlakes Drive, Suite 280
                  Berwyn, PA 19312
                  Attention: Vice President

In addition, the section entitled "Obtaining Proxy Voting Information" on page B-10 of the SAI is hereby replaced with the following:

         Obtaining Proxy Voting Information:

         To obtain information on how Turner voted proxies, please contact:

                  Brian McNally, Corporate Counsel and
                  Director of Institutional Compliance, or
                  Andrew Mark, Director of Operations
                  and Technology Administration
                  c/o Turner Investment Partners, Inc.
                  1205 Westlakes Drive, Suite 100
                  Berwyn, PA 19312

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


CONST-SAI-S-01